Employee Benefits	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Employee Benefits
Employee Benefits
Our bonus expenses for the BoM, former BoM and senior management were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Bonus expenses	32,698	48,957	47,967

Bonus expenses include an amount of EUR 3.4 million (2014: EUR 3.5 million; 2013: EUR 2.1 million) in relation to the STI cash bonus for our BoM and former BoM.
We have a performance related bonus plan for our senior management, who are not members of the BoM. Under this plan, the bonus amounts depend on actual performance against corporate and personal targets. Within ASML (excluding Cymer), the bonus for members of senior management can range between 0.0 percent and 75.0 percent of their annual salaries. Within Cymer, bonuses can range between 0.0 percent and 150.0 percent of their annual salary. The performance targets are set for a whole year. The bonuses over 2015 are accrued for in the Consolidated Balance Sheets as of December 31, 2015 and are expected to be paid in the first quarter of 2016.
The bonus expenses under these plans were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Bonus expenses	30,631	45,462	44,562

Profit-sharing Plan
We have a profit-sharing plan covering all European and US non-sales employees who are not members of the BoM or senior management. Under the plan, eligible employees receive an annual profit-sharing, based on a percentage of net income relative to total net sales ranging from 0.0 to 20.0 percent of their annual salary. The profit sharing for the years 2015, 2014 and 2013 was 18.0 percent or EUR 95.1 million, 16.0 percent or EUR 71.3 million and 14.0 percent or EUR 55.9 million, respectively. Our profit is also one of the criteria for the individual variable pay programs for employees in Asia and employees eligible to the sales reward plan, expenses in relation to these plans amount to EUR 34.1 million for 2015 (including EUR 2.1 million for the sales reward plan), EUR 28.0 million (including EUR 2.1 million for the sales reward plan) for 2014 and EUR 25.8 million (including EUR 2.3 million for the sales reward plan) for 2013.
Share-based Compensation
In the past we have adopted various share and option plans for our employees. Starting January 1, 2014 the Employee Umbrella Share Plan has become effective, covering all grants made as of that date for our employees. The AGM approves each year the maximum number of shares that can be used by ASML to execute share-based incentives. Within this limit, the SB determines the maximum number of shares that is granted to the BoM in line with the Remuneration Policy and the BoM determines the total maximum of shares that can be granted in that year for eligible employees in line with existing policies. Our current share-based compensation plans do not provide for cash settlement of options and shares.
The total gross amount of recognized compensation expenses associated with share-based payments (including share-based payments to the BoM) was EUR 59.1 million in 2015, EUR 63.4 million in 2014 and EUR 52.4 million in 2013. The tax benefit recognized related to the recognized share-based compensation costs amounted to EUR 13.8 million in 2015, EUR 14.9 million in 2014 and EUR 10.7 million in 2013.
Total compensation costs to be recognized in future periods amount to EUR 65.4 million as of December 31, 2015 (2014: EUR 69.8 million; 2013: EUR 78.9 million). The weighted average period over which these costs are expected to be recognized is calculated at 1.7 years (2014: 1.6 years ; 2013: 1.6 years ).
Employee Umbrella Share Plan
The Employee Umbrella Share Plan, effective as of January 1, 2014 covers all employees. Within this plan, we distinguish between performance and incentive shares. Within the incentive category, employees can choose, at inception, to convert the shares into options. All grants under the Employee Umbrella Share Plan typically have a three years year vesting period.
Share Plans
Our current share plans typically include a three years service period and some plans have vesting conditions which are based on performance. The fair value of shares is determined on the closing trading price of our shares listed at Euronext Amsterdam on the grant date.
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2013	2014	2015	2013	2014	2015

Total fair value at vesting date of shares vested during the year (in thousands)	38,280	56,214	52,002	51,798	76,605	47,722
Weighted average fair value of shares granted	55.83	65.71	88.83	83.58	84.62	102.42

A summary of the status of conditionally outstanding shares as of December 31, 2015, and changes during the year ended December 31, 2015, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)
Conditional shares outstanding at January 1, 2015	1,093,178	53.96	921,215	82.16
Granted	326,601	88.83	418,705	102.42
Vested	(600,298)	49.90	(474,363)	81.53
Forfeited	(14,973)	59.26	(62,511)	90.31
Conditional shares outstanding at December 31, 2015	804,508	71.05	803,046	92.46

Option Plans
Our current option plans typically vest over a three year service period with any unexercised stock options expiring ten years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. The fair value of stock options is determined using a Black-Scholes option valuation model.
The Black-Scholes option valuation of our stock options granted during the year is based on the following assumptions:

Year ended December 31	2013	2014	2015

Weighted average share price (in EUR)	60.6	65.0	88.1
Volatility (in percentage)	27.0	23.5	28.7
Expected life (in years)	5.6	5.6	5.6
Risk free interest rate	0.8	0.5	—
Expected dividend yield (in EUR)	2.00	2.25	2.52
Forfeiture rate [1]	—	—	—

1.	For the years ending December 31, 2015, 2014 and 2013, forfeitures are estimated to be nil.
When establishing the expected life assumption we annually take into account the contractual terms of the stock options as well as historical employee exercise behavior.
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2013	2014	2015	2013	2014	2015

Weighted average fair value of stock options granted	14.22	13.94	21.69	21.74	18.57	23.56
Weighted average share price at the exercise date of stock options	59.53	71.69	91.30	77.25	93.19	103.88
Aggregate intrinsic value of stock options exercised (in thousands)	15,924	12,098	12,880	11,086	9,497	6,202
Weighted average remaining contractual term of currently exercisable options	3.09	2.94	3.24	3.12	3.79	4.74
Aggregate intrinsic value of exercisable stock options (in thousands)	37,441	39,020	24,336	22,781	17,942	8,518
Aggregate intrinsic value of outstanding stock options (in thousands)	38,718	40,428	24,611	25,369	19,171	8,709

The number and weighted average exercise prices of stock options as of December 31, 2015, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2015	599,756	22.09	285,172	40.60
Granted	33,007	86.71	24,125	95.16
Exercised	(171,788)	16.33	(71,793)	17.50
Forfeited	(1,028)	57.61	(1)	34.66
Expired	(4,267)	11.52	(498)	14.93
Outstanding, December 31, 2015	455,680	28.97	237,005	53.21
Exercisable, December 31, 2015	432,295	26.70	212,179	49.75

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2015	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2015	Weighted average remaining contractual life of outstanding options (years)
0 - 10	—	—	0 - 10	6,074	0.69
10 - 15	118,480	2.69	10 - 15	—	—
15 - 20	109,685	1.40	15 - 20	3,911	2.80
20 - 25	113,230	1.86	20 - 25	59,506	2.10
25 - 40	13,561	5.78	25 - 40	53,352	2.88
40 - 50	20,042	6.80	40 - 50	959	5.62
50 - 60	11,627	7.93	50 - 60	6,923	6.72
60 - 70	25,844	7.93	60 - 70	801	7.07
70 - 80	21,639	9.32	70 - 80	43,753	7.14
80 - 90	8,107	9.30	80 - 90	21,571	8.74
90 - 100	13,465	9.27	90 - 100	29,204	8.33
100 - 110	—	—	100 - 110	10,951	9.32
Total	455,680	3.50	Total	237,005	5.05

Employee Purchase Plan
Every quarter, we offer our worldwide payroll employees the opportunity to buy our shares or our stock options against fair value using their net salary. The BoM is excluded from participation in this plan. The fair value for shares is based on the closing price of our shares listed at Euronext Amsterdam on grant date. Within the employee purchase plan employees can choose to convert the shares into options. The fair value of the stock options is determined using a Black-Scholes option valuation model. For the assumptions on which the Black-Scholes option valuation model is used, see the disclosure above under the caption "Option Plans". The maximum net amount for which employees can participate in the plan amounts to 10.0 percent of their annual gross base salary. When employees retain the shares and/or stock options for a minimum of 12 months, we will pay out a 20.0 percent cash bonus on the initial participation amount.
Deferred Compensation Plans
In July 2002, we adopted a non-qualified deferred compensation plan for our US employees that allows a select group of management or highly compensated employees to defer a portion of their salary, bonus, and commissions. The plan allows us to credit additional amounts to the participants’ account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. There were minor expenses relating to this plan in 2015, 2014 and 2013. Cymer has a similar non-qualified deferred compensation plan for a selected group of management level employees in the US in which the employee may elect to defer receipt of current compensation in order to provide retirement and other benefits on behalf of such employee backed by Cymer owned life insurance policies.
As of December 31, 2015, our liability under deferred compensation plans was EUR 33.1 million (2014: EUR 29.4 million).
Pension Plans
We maintain various pension plans covering substantially all of our employees. There are 6,530 eligible employees in the Netherlands. These employees participate in a multi-employer union plan (PME) determined in accordance with the collective bargaining agreements effective for the industry in which we operate. This collective bargaining agreement has no expiration date. This multi-employer union plan, accounted for as a defined-contribution plan, covers approximately 1,282 companies and approximately 147,000 contributing members. Our contribution to the multi-employer union plan was 6.8 percent of the total contribution to the plan as per the Annual Report for the year ended December 31, 2014. The plan monitors its risks on a global basis, not by participating company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. As of January 1, 2015 new pension legislation has been enacted. This legislation results in amongst others, an increase of legally required coverage levels. The coverage percentage is calculated by dividing the funds capital by the total sum of pension liabilities and is based on actual market interest rates. The coverage ratio as per December 31, 2015 of 97.7 percent (December 31, 2014: 104.1 percent) is calculated giving consideration to the new pension legislation and is below the legally required level. We have however no obligation whatsoever to pay off any deficits the pension fund may incur, nor have we any claim to any potential surpluses.
Every company participating in the PME contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same contribution rate. Although the premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan, for the 5-year period 2015-2019 the contribution percentage has been fixed at 23.6 percent (2014: 24.1 percent). The pension rights of each employee are based upon the employee’s average salary during employment.
Our net periodic pension cost for this multi-employer union plan for any period is the amount of the required employer contribution for that period.
We also participate in several other defined contribution pension plans (outside the Netherlands), with our expenses for these plans equaling the employer contributions made in the relevant period.
Our pension and retirement expenses for all employees for the years ended December 31, 2015, 2014 and 2013 were:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Pension plan based on multi-employer union plan	40,476	46,542	50,808
Pension plans based on defined contribution	19,799	24,774	28,909
Pension and retirement expenses	60,275	71,316	79,717